PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Summary of property, plant and equipment

	December 31, 2023	December 31, 2024	December 31, 2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Assets used by the Company	$3,064,424.3	$3,234,778.4	$3,690,642.0
Assets subject to operating leases	50.7	201.7	1,198.9

	$3,064,475.0	$3,234,980.1	$3,691,840.9
Assets used by the Company

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Cost

Balance at January 1, 2023	$7,661.8	$637,046.9	$4,295,942.6	$85,028.0	$1,336,842.6	$6,362,521.9
Additions (deductions)	-	182,033.3	1,120,848.7	18,205.5	(423,568.7)	897,518.8
Disposals or retirements	-	(585.5)	(28,525.9)	(3,325.3)	-	(32,436.7)
Reclassification	-	-	13.7	-	-	13.7
Effect of exchange rate changes	(39.8)	(671.7)	(3,293.5)	(83.1)	(4,984.1)	(9,072.2)

Balance at December 31, 2023	$7,622.0	$817,823.0	$5,384,985.6	$99,825.1	$908,289.8	$7,218,545.5

Accumulated depreciation and impairment

Balance at January 1, 2023	$556.1	$342,938.4	$3,264,880.9	$59,540.1	$790.7	$3,668,706.2
Additions	1.3	45,052.9	463,825.3	10,586.7	-	519,466.2
Disposals or retirements	-	(583.0)	(27,407.7)	(3,324.2)	-	(31,314.9)
Reclassification	-	-	9.7	-	-	9.7
Effect of exchange rate changes	0.7	(394.4)	(2,299.7)	(52.6)	-	(2,746.0)

Balance at December 31, 2023	$558.1	$387,013.9	$3,699,008.5	$66,750.0	$790.7	$4,154,121.2

Carrying amounts at December 31, 2023	$7,063.9	$430,809.1	$1,685,977.1	$33,075.1	$907,499.1	$3,064,424.3

Cost

Balance at January 1, 2024	$7,622.0	$817,823.0	$5,384,985.6	$99,825.1	$908,289.8	$7,218,545.5
Additions	5,542.9	141,097.1	490,799.0	13,719.2	147,349.2	798,507.4
Disposals or retirements	(278.3)	(119.8)	(34,140.5)	(8,334.2)	-	(42,872.8)
Reclassification	-	(197.9)	56.5	-	-	(141.4)
Effect of exchange rate changes	167.6	531.4	10,502.1	224.7	24,645.2	36,071.0

Balance at December 31, 2024	$13,054.2	$959,133.8	$5,852,202.7	$105,434.8	$1,080,284.2	$8,010,109.7

Accumulated depreciation and impairment

Balance at January 1, 2024	$558.1	$387,013.9	$3,699,008.5	$66,750.0	$790.7	$4,154,121.2
Additions	13.6	52,205.0	585,635.2	12,047.5	-	649,901.3
Disposals or retirements	-	(114.7)	(30,823.2)	(8,332.5)	-	(39,270.4)
Reclassification	-	(14.4)	53.8	-	-	39.4
Impairment losses	-	47.5	1,103.0	-	-	1,150.5
Effect of exchange rate changes	36.8	1,231.9	7,905.6	215.0	-	9,389.3

Balance at December 31, 2024	$608.5	$440,369.2	$4,262,882.9	$70,680.0	$790.7	$4,775,331.3

Carrying amounts at December 31, 2024	$12,445.7	$518,764.6	$1,589,319.8	$34,754.8	$1,079,493.5	$3,234,778.4

Cost

Balance at January 1, 2025	$13,054.2	$959,133.8	$5,852,202.7	$105,434.8	$1,080,284.2	$8,010,109.7
Additions	331.5	248,048.4	451,764.9	21,154.0	439,678.9	1,160,977.7
Disposals or retirements	-	(164.1)	(56,155.0)	(1,768.4)	-	(58,087.5)
Reclassification	-	(1,181.5)	-	-	-	(1,181.5)
Effect of exchange rate changes	60.1	(13,974.8)	(11,134.9)	(556.3)	(966.9)	(26,572.8)

Balance at December 31, 2025	$13,445.8	$1,191,861.8	$6,236,677.7	$124,264.1	$1,518,996.2	$9,085,245.6
						(Continued)

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Accumulated depreciation and impairment
Balance at January 1, 2025	$608.5	$440,369.2	$4,262,882.9	$70,680.0	$790.7	$4,775,331.3
Additions	19.7	71,348.0	590,058.1	13,943.2	-	675,369.0
Disposals or retirements	-	(107.7)	(53,440.1)	(1,760.5)	-	(55,308.3)
Reclassification	-	(127.9)	-	-	-	(127.9)
Impairment losses (reversed)	-	1.5	1,571.2	-	(790.7)	782.0
Effect of exchange rate changes	(24.3)	(188.8)	(1,150.6)	(78.8)	-	(1,442.5)

Balance at December 31, 2025	$603.9	$511,294.3	$4,799,921.5	$82,783.9	$-	$5,394,603.6

Carrying amounts at December 31, 2025	$12,841.9	$680,567.5	$1,436,756.2	$41,480.2	$1,518,996.2	$3,690,642.0
						(Concluded)